The Company and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company and Basis of Presentation
1. The Company and Basis of Presentation
Aeglea BioTherapeutics, Inc. (“Aeglea” or the “Company”) is a preclinical stage biotechnology company focused on developing next generation therapeutics for patients living with inflammatory bowel disease. The Company was formed as a Limited Liability Company (“LLC”) in Delaware on December 16, 2013 under the name Aeglea BioTherapeutics Holdings, LLC and was converted from a Delaware LLC to a Delaware corporation on March 10, 2015. The Company operates in one segment and has its principal offices in Waltham, Massachusetts.
On April 12, 2023, based on the review of the inconclusive interim results from the Company’s Phase 1/2 clinical trial of pegtarviliase for the treatment of classical homocystinuria and other business considerations, the Company announced that it had initiated a process to explore strategic alternatives to maximize stockholder value and engaged an independent exclusive financial advisor to support this process. In April 2023, the Company implemented a restructuring plan resulting in an approximate 83% reduction of the Company’s existing headcount. On September 8, 2023, Aeglea effected a reverse stock split of its common stock at a ratio of
1-for-25
(the “Reverse Split”). All share numbers related to the Company’s common stock disclosed in these financial statements have been adjusted on a post-Reverse Split basis.
On June 22, 2023, the Company acquired, in accordance with the terms of the Agreement and Plan of Merger (the “Acquisition Agreement”), the assets from Spyre Therapeutics, Inc. (“Spyre”), as disclosed in Notes 7 and 8, a privately held biotechnology company advancing a pipeline of antibody therapeutics with the potential to transform the treatment of inflammatory bowel disease through a research and development option agreement (“Paragon Agreement”) with Paragon Therapeutics (“Paragon”). The transaction was structured as a stock-for-stock
transaction pursuant to which all of Spyre’s outstanding equity interests were exchanged based on a fixed exchange ratio of 0.5494488 to 1 for consideration from Aeglea of 517,809 shares of common stock and 364,887 shares of Series A non-voting
convertible preferred stock, par value of $0.0001 per share (“Series A Preferred Stock”) (convertible on a 40 to 1 basis) in addition to the assumption of outstanding and unexercised stock options to purchase 2,734 shares of common stock from the Amended and Restated Spyre 2023 Equity Incentive Plan (the “Asset Acquisition”). The Aeglea common stock and Aeglea Series A Preferred Stock related to the Asset Acquisition were issued to the Spyre stockholders on July 7, 2023. For additional information, see Notes 7 and 8.
In connection with the Asset Acquisition, on June 26, 2023, the Company completed a private placement of shares of Series A Preferred Stock (the “PIPE”) to a group of investors (the “Investors”). The Company sold an aggregate of 721,452 shares of Series A Preferred Stock for an aggregate purchase price of approximately $210.0 million before deducting approximately $12.7 million in placement agent and other offering expenses (together with the Asset Acquisition, the “Transactions”). For additional information, see Note 9.
In connection with the Asset Acquisition and pursuant to a
non-transferable
contingent value right (“CVR”) agreement (the “CVR Agreement”) a CVR was distributed to each Aeglea stockholder of record as of the close of business on July 3, 2023 (the “Legacy Stockholders”), but was not distributed to the holders of shares of common stock or Series A Preferred Stock issued to the former stockholders of Spyre or Investors in the Transactions. Holders of the CVRs will be entitled to receive cash payments from proceeds received by Aeglea for a three-year period, if any, related to the disposition or monetization of its legacy assets for a period of one-year
following the closing of the Asset Acquisition. For additional information see Note 3.
Liquidity
As of September 30, 2023, the Company had an accumulated deficit of $701.2 million, and cash, cash equivalents, and marketable securities of $203.6 million. The Company has not generated any product revenues and has not achieved profitable operations. There can be no assurance that profitable operations will ever be achieved, and, if achieved, whether it can be sustained on a continuing basis. In addition, development activities, clinical and nonclinical testing, and commercialization of the Company’s product candidates will require significant additional financing before a commercial drug can be produced and marketed.
The Company is subject to a number of risks similar to other life science companies, including, but not limited to, risks related to the successful discovery, development, and commercialization of product candidates, raising additional capital, development of competing drugs and therapies, protection of proprietary technology and market acceptance of the Company’s product candidates. As a result of these and other factors and uncertainties, there can be no assurance of the Company’s future success.
In April 2023, the Board of Directors (the “Board”) approved a restructuring of the Company’s workforce pursuant to which the Company’s workforce was reduced by approximately 83% and the Company retained approximately 10 employees. Following a review of the interim results from its ongoing Phase 1/2 clinical trial of pegtarviliase for the treatment of classical homocystinuria and other business considerations, the Company explored strategic alternatives with the goal of maximizing stockholder value, including possible business combinations and/or a divestiture of the Company’s clinical programs.
On June 22, 2023, the Company acquired, in accordance with the terms of the Acquisition Agreement, the net assets of Spyre, as disclosed in Notes 7 and 8. Additionally, the Company completed the PIPE.
In accordance with Accounting Standards Codification (“ASC”)
205-40,
Going Concern, the Company has evaluated and determined that there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the accompanying condensed consolidated financial statements included in this Quarterly Report are issued. The Company’s Series A Preferred Stock agreement requires it to seek stockholder approval for the conversion of the Series A Preferred Stock to common stock. The Company has agreed to hold a stockholders’ meeting to submit this matter to its stockholders for their consideration. In connection with this, the Company filed with the Securities and Exchange Commission (“SEC”) a definitive proxy statement and other relevant materials. The special meeting of stockholders is scheduled for November 21, 2023. If the Company’s stockholders do not timely approve the conversion of its Series A Preferred Stock into common stock, then the holders of its Series A Preferred Stock are entitled to require the Company to settle their shares of Series A Preferred Stock for cash at a price per share equal to the fair value of the Series A Preferred Stock, as described in the Certificate of Designation relating to the Series A Preferred Stock (see Note 9). The cash redemption is not in the Company’s control and raises substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements assume the Company will continue as a going concern through the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
Unaudited Interim Financial Information
The interim condensed consolidated financial statements included in this Quarterly Report on Form
10-Q
are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and reflect, in the opinion of management, all adjustments of a normal and recurring nature that are necessary for a fair statement of the Company’s financial position as of September 30, 2023, and its results of operations for the three and nine months ended September 30, 2023 and 2022, changes in convertible preferred stock and stockholders’ (deficit) equity for the three and nine months ended September 30, 2023 and 2022, and cash flows for the nine months ended September 30, 2023 and 2022. The results of operations for the three and nine months ended September 30, 2023, are not necessarily indicative of the results to be expected for the year ending December 31, 2023 or for any other future annual or interim period. The December 31, 2022 balance sheet was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States (“U.S. GAAP”). These financial statements should be read in conjunction with the audited financial statements included in the Company’s Form
10-K
for the year ended December 31, 2022 (the “Annual Report”) as filed with the
SEC.

1. The Company and Basis of Presentation
Aeglea BioTherapeutics, Inc. (“Aeglea” or the “Company”) is a clinical-stage biotechnology company developing human enzyme therapeutics to benefit people with rare metabolic diseases. The Company was formed as a Limited Liability Company (LLC) in Delaware on December 16, 2013 under the name Aeglea BioTherapeutics Holdings, LLC and was converted from a Delaware LLC to a Delaware corporation on March 10, 2015. The Company operates in one segment and has its principal offices in Austin, Texas.
Liquidity
As of December 31, 2022, the Company had working capital of $47.6 million, an accumulated deficit of $425.6 million, and cash, cash equivalents, marketable securities, and restricted cash of $57.3 million. The Company has not generated any product revenues and has not achieved profitable operations. There is no assurance that profitable operations will ever be achieved, and, if achieved, could be sustained on a continuing basis. In addition, development activities, clinical and nonclinical testing, and commercialization of the Company’s products will require significant additional financing.
The Company is subject to a number of risks similar to other life science companies, including, but not limited to, risks related to the successful discovery, development, and commercialization of product candidates, raising additional capital, development of competing drugs and therapies, protection of proprietary technology and market acceptance of the Company’s products. As a result of these and other factors and the related uncertainties, there can be no assurance of the Company’s future success.
In accordance with ASC
205-40,
Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements included in this Annual Report on Form
10-K
are issued. Based upon the Company’s current operating plans, the Company believes that it has sufficient resources to fund operations into the fourth quarter of 2023 with its existing cash, cash equivalents, and marketable securities. Accordingly, based on its recurring losses from operations incurred since inception, the expectation of continued operating losses, and the need to raise additional capital to finance its future operations, the Company determined that there is substantial doubt about the Company’s ability to continue as a going concern within twelve months of the issuance date of these financial statements. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty and assumes the Company will continue as a going concern through the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business. The Company plans to address this condition through the sale of common stock in public offerings and/or private placements, debt financings, or through other capital sources, including collaborations with other companies or other strategic transactions.
Although the Company has been successful in raising capital in the past, there is no assurance that it will be successful in obtaining such additional financing on terms acceptable to the Company, if at all, nor is it considered probable under the accounting standards. If the Company is unable to obtain sufficient funding on acceptable terms, it could be forced to delay, reduce or eliminate some or all of its research and development programs or commercialization activities, which could materially adversely affect its business prospects or its ability to continue operations.
Basis of Presentation
The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) as defined by the Financial Accounting Standards Board (“FASB”) and include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.